Commitments and Contingencies (Summary of Contractual Amounts with Regard to Undrawn Commitments) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 122,345	¥ 121,562
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	120,772	119,733
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 1,574	¥ 1,829